Fair value measurement	6 Months Ended
Apr. 30, 2026
Text Block [Abstract]
Fair value measurement
Note 3. Fair value measurement
Fair value of financial instruments

		Carrying value
$ millions, as at		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2026	Financial assets
Apr. 30	Cash and deposits with banks	$53,518	$–	$–	$–	$53,518	$53,518	$–
	Securities	60,607	143,847	–	98,781	303,235	303,147	(88)
	Cash collateral on securities borrowed	25,077	–	–	–	25,077	25,077	–
	Securities purchased under resale agreements	78,071	12,838	–	–	90,909	90,909	–
	Loans
	Residential mortgages	288,520	3	–	–	288,523	288,027	(496)
	Personal	46,830	–	–	–	46,830	46,842	12
	Credit card	20,872	–	–	–	20,872	20,874	2
	Business and government	244,309	384	62	–	244,755	244,767	12
	Derivative instruments	–	34,940	–	–	34,940	34,940	–
	Other assets	22,411	532	–	–	22,943	22,943	–
	Financial liabilities
	Deposits
	Personal	$238,680	$–	$22,729	$–	$261,409	$261,529	$120
	Business and government	456,308	–	24,106	–	480,414	481,174	760
	Bank	30,710	–	–	–	30,710	30,710	–
	Secured borrowings	59,294	–	943	–	60,237	60,481	244
	Derivative instruments	–	41,726	–	–	41,726	41,726	–
	Obligations related to securities sold short	–	21,641	–	–	21,641	21,641	–
	Cash collateral on securities lent	10,232	–	–	–	10,232	10,232	–
	Obligations related to securities sold under repurchase agreements	134,396	–	9,609	–	144,005	144,005	–
	Other liabilities	24,633	265	32	–	24,930	24,930	–
	Subordinated indebtedness	6,722	–	–	–	6,722	6,945	223
2025	Financial assets
Oct. 31	Cash and deposits with banks	$44,003	$–	$–	$–	$44,003	$44,003	$–
	Securities	65,471	128,859	–	88,905	283,235	283,173	(62)
	Cash collateral on securities borrowed	21,697	–	–	–	21,697	21,697	–
	Securities purchased under resale agreements	69,044	17,651	–	–	86,695	86,695	–
	Loans
	Residential mortgages	286,456	3	–	–	286,459	287,328	869
	Personal	46,710	–	–	–	46,710	46,774	64
	Credit card	20,639	–	–	–	20,639	20,651	12
	Business and government	235,136	485	75	–	235,696	235,802	106
	Derivative instruments	–	38,352	–	–	38,352	38,352	–
	Other assets	25,069	674	–	–	25,743	25,743	–
	Financial liabilities
	Deposits
	Personal	$238,211	$–	$19,928	$–	$258,139	$258,629	$490
	Business and government	434,003	–	23,281	–	457,284	458,321	1,037
	Bank	26,723	–	–	–	26,723	26,723	–
	Secured borrowings	65,151	–	827	–	65,978	66,210	232
	Derivative instruments	–	41,411	–	–	41,411	41,411	–
	Obligations related to securities sold short	–	24,244	–	–	24,244	24,244	–
	Cash collateral on securities lent	6,031	–	–	–	6,031	6,031	–
	Obligations related to securities sold under repurchase agreements	121,907	–	8,135	–	130,042	130,042	–
	Other liabilities	22,357	220	8	–	22,585	22,585	–
	Subordinated indebtedness	7,819	–	–	–	7,819	8,091	272

The table below presents the level in the fair value hierarchy into which the fair values of financial instruments, that are carried at fair value on the interim consolidated balance sheet, are categorized:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total	Total
$ millions, as at	2026 Apr. 30	2025 Oct. 31	2026 Apr. 30	2025 Oct. 31	2026 Apr. 30	2025 Oct. 31	2026 Apr. 30	2025 Oct. 31
Financial assets
Debt securities measured at FVTPL
Government issued or guaranteed	$11,146	$6,222	$34,743	$34,635	$–	$–	$45,889	$40,857
Corporate and other debt	–	–	4,718	4,537	100	103	4,818	4,640
Mortgage- and asset-backed	–	–	6,037	7,193	426	392	6,463	7,585
	11,146	6,222	45,498	46,365	526	495	57,170	53,082
Loans measured at FVTPL
Business and government	–	–	384	485	62 (1)	75 (1)	446	560
Residential mortgages	–	–	3	3	–	–	3	3
	–	–	387	488	62	75	449	563
Debt securities measured at FVOCI
Government issued or guaranteed	9,685	9,206	71,348	63,917	–	–	81,033	73,123
Corporate and other debt	–	–	10,872	10,106	–	–	10,872	10,106
Mortgage- and asset-backed	–	–	5,652	4,656	–	–	5,652	4,656
	9,685	9,206	87,872	78,679	–	–	97,557	87,885
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	85,579	74,686	1,062	1,048	1,260	1,063	87,901	76,797
Securities purchased under resale agreements measured at FVTPL	–	–	12,838	17,651	–	–	12,838	17,651
Other assets	–	–	532	674	–	–	532	674
Derivative instruments
Interest rate	6	2	5,188	6,027	18	79	5,212	6,108
Foreign exchange	–	–	13,408	16,845	–	–	13,408	16,845
Credit	–	–	3	41	33	36	36	77
Equity	4,385	5,761	6,601	5,729	3	51	10,989	11,541
Precious metal and other commodity	39	55	5,256	3,726	–	–	5,295	3,781
	4,430	5,818	30,456	32,368	54	166	34,940	38,352
Total financial assets	$110,840	$95,932	$178,645	$177,273	$1,902	$1,799	$291,387	$275,004
Financial liabilities
Deposits and other liabilities (2)	$–	$–	$(47,444)	$(43,788)	$(631)	$(476)	$(48,075)	$(44,264)
Obligations related to securities sold short	(6,883)	(6,150)	(14,758)	(18,094)	–	–	(21,641)	(24,244)
Obligations related to securities sold under repurchase agreements	–	–	(9,609)	(8,135)	–	–	(9,609)	(8,135)
Derivative instruments
Interest rate	(1)	(3)	(6,568)	(6,215)	(1,115)	(1,055)	(7,684)	(7,273)
Foreign exchange	–	–	(12,183)	(14,977)	–	(18)	(12,183)	(14,995)
Credit	–	–	(5)	(45)	(38)	(41)	(43)	(86)
Equity	(5,556)	(5,212)	(9,572)	(9,213)	(1)	(29)	(15,129)	(14,454)
Precious metal and other commodity	(240)	(48)	(6,447)	(4,555)	–	–	(6,687)	(4,603)
	(5,797)	(5,263)	(34,775)	(35,005)	(1,154)	(1,143)	(41,726)	(41,411)
Total financial liabilities	$(12,680)	$(11,413)	$(106,586)	$(105,022)	$(1,785)	$(1,619)	$(121,051)	$(118,054)
(1)	Includes loans designated at FVTPL.
(2)
Comprises deposits designated at FVTPL of $47,319 million (October 31, 2025: $43,723 million), net bifurcated embedded derivative liabilities of $
459 million (October 31, 2025: $
313 million), other liabilities designated at FVTPL of $32 million (October 31, 2025: $8 million), and other financial liabilities measured at fair value of $265 million (October 31, 2025: $220 million).

Transfers between levels in the fair value hierarchy are deemed to have occurred at the beginning of the quarter in which the transfer occurred. Transfers between levels can occur as a result of additional or new information regarding valuation inputs and changes in their observability. Significant transfers made during the quarter ended April 30, 2026, included $3,063 million of securities measured at FVTPL or FVOCI from Level 1 to Level 2 and $1,397 million from Level 2 to Level 1, and $367 million of securities sold short from Level 1 to Level 2 and $196 million from Level 2 to Level 1, due to changes in observability in the inputs used to value these securities (for the quarter ended January 31, 2026, $1,625 million of securities measured at FVTPL or FVOCI were transferred from Level 1 to Level 2 and $468 million from Level 2 to Level 1, and $221 million of securities sold short from Level 1 to Level 2 and $197 million from Level 2 to Level 1). In addition, transfers between Level 2 and Level 3 were made during the quarters ended April 30, 2026 and January 31, 2026, primarily due to changes in the assessment of the observability of certain correlation, market volatility and probability inputs that were used in measuring the fair value of our FVO liabilities and derivatives.
The following table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

		Net gains (losses) included in income (1)
$ millions, for the three months ended	Opening balance	Realized	Unrealized (2)	Net unrealized gains (losses) included in OCI (3)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements	Closing balance
Apr. 30, 2026
Debt securities measured at FVTPL
Corporate and other debt	$100	$–	$–	$–	$–	$–	$–	$–	$100
Mortgage- and asset-backed	319	–	–	–	–	–	139	(32)	426
Loans measured at FVTPL
Business and government	67	–	–	–	–	–	–	(5)	62
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	1,090	(4)	20	5	–	–	221	(72)	1,260
Derivative instruments
Interest rate	16	–	2	–	–	–	–	–	18
Foreign exchange	–	–	–	–	–	–	–	–	–
Credit	33	–	–	–	–	–	–	–	33
Equity	24	–	–	–	–	(21)	–	–	3
Total assets	$1,649	$(4)	$22	$5	$–	$(21)	$360	$(109)	$1,902
Deposits and other liabilities (4)	$(533)	$3	$(35)	$–	$–	$–	$(123)	$57	$(631)
Derivative instruments
Interest rate	(1,167)	–	(29)	–	–	70	–	11	(1,115)
Foreign exchange	(12)	–	–	–	–	12	–	–	–
Credit	(38)	–	–	–	–	–	–	–	(38)
Equity	(5)	–	–	–	–	4	–	–	(1)
Total liabilities	$(1,755)	$3	$(64)	$–	$–	$86	$(123)	$68	$(1,785)
Jan. 31, 2026
Debt securities measured at FVTPL
Corporate and other debt	$103	$–	$–	$(3)	$–	$–	$–	$–	$100
Mortgage- and asset-backed	392	–	–	–	–	–	12	(85)	319
Loans measured at FVTPL
Business and government	75	–	1	(2)	–	–	–	(7)	67
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	1,063	4	1	(2)	–	–	60	(36)	1,090
Derivative instruments
Interest rate	79	–	(13)	–	–	(50)	–	–	16
Foreign exchange	–	–	–	–	–	–	–	–	–
Credit	36	–	(3)	–	–	–	–	–	33
Equity	51	–	2	–	8	(37)	–	–	24
Total assets	$1,799	$4	$(12)	$(7)	$8	$(87)	$72	$(128)	$1,649
Deposits and other liabilities (4)	$(476)	$(3)	$(33)	$–	$–	$–	$(72)	$51	$(533)
Derivative instruments
Interest rate	(1,055)	–	(147)	–	–	15	–	20	(1,167)
Foreign exchange	(18)	–	(12)	–	–	18	–	–	(12)
Credit	(41)	–	3	–	–	–	–	–	(38)
Equity	(29)	–	1	–	–	28	(5)	–	(5)
Total liabilities	$(1,619)	$(3)	$(188)	$–	$–	$61	$(77)	$71	$(1,755)
Apr. 30, 2025
Debt securities measured at FVTPL
Corporate and other debt	$80	$–	$(6)	$(4)	$–	$–	$7	$–	$77
Mortgage- and asset-backed	72	–	–	–	386	–	–	(4)	454
Loans measured at FVTPL
Business and government	100	–	(3)	(5)	–	–	178	(9)	261
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	962	–	6	(6)	–	–	30	(14)	978
Derivative instruments
Interest rate	23	–	40	–	–	–	–	–	63
Foreign exchange	12	–	(12)	–	–	–	–	–	–
Credit	49	–	(3)	–	–	–	–	–	46
Equity	6	–	6	–	7	–	–	–	19
Total assets	$1,304	$–	$28	$(15)	$393	$–	$215	$(27)	$1,898
Deposits and other liabilities (4)	$(379)	$3	$10	$–	$–	$2	$(29)	$63	$(330)
Derivative instruments
Interest rate	(1,284)	–	155	–	–	96	–	17	(1,016)
Foreign exchange	–	–	(36)	–	–	–	–	–	(36)
Credit	(54)	–	3	–	–	–	–	–	(51)
Equity	(1)	–	–	–	(5)	–	(11)	–	(17)
Total liabilities	$(1,718)	$3	$132	$–	$(5)	$98	$(40)	$80	$(1,450)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Comprises unrealized gains and losses relating to the assets and liabilities held at the end of the reporting period.
(3)	Foreign exchange translation on debt securities and loans measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(4)
Includes deposits designated at FVTPL of $276 million (January 31, 2026: $249 million; April 30, 2025: $208 million), net bifurcated embedded derivative liabilities of $323 million (January 31, 2026: $276 million; April 30, 2025: $111 million) and other liabilities designated at FVTPL of $32 million (January 31, 2026: $8 million; April 30, 2025: $11 million).

		Net gains (losses) included in income (1)
$ millions, for the six months ended	Opening balance	Realized	Unrealized (2)	Net unrealized gains (losses) included in OCI (3)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements	Closing balance
Apr. 30, 2026
Debt securities measured at FVTPL
Corporate and other debt	$103	$–	$–	$(3)	$–	$–	$–	$–	$100
Mortgage- and asset-backed	392	–	–	–	–	–	151	(117)	426
Loans measured at FVTPL
Business and government	75	–	1	(2)	–	–	–	(12)	62
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	1,063	–	21	3	–	–	281	(108)	1,260
Derivative instruments
Interest rate	79	–	(11)	–	–	(50)	–	–	18
Foreign exchange	–	–	–	–	–	–	–	–	–
Credit	36	–	(3)	–	–	–	–	–	33
Equity	51	–	2	–	8	(58)	–	–	3
Total assets	$1,799	$–	$10	$(2)	$8	$(108)	$432	$(237)	$1,902
Deposits and other liabilities (4)	$(476)	$(4)	$(68)	$–	$–	$–	$(195)	$112	$(631)
Derivative instruments
Interest rate	(1,055)	–	(176)	–	–	85	–	31	(1,115)
Foreign exchange	(18)	–	(12)	–	–	30	–	–	–
Credit	(41)	–	3	–	–	–	–	–	(38)
Equity	(29)	–	1	–	–	32	(5)	–	(1)
Total liabilities	$(1,619)	$(4)	$(252)	$–	$–	$147	$(200)	$143	$(1,785)
Apr. 30, 2025
Debt securities measured at FVTPL
Corporate and other debt	$–	$–	$(16)	$(4)	$–	$–	$97	$–	$77
Mortgage- and asset-backed	70	–	(1)	–	386	–	22	(23)	454
Loans measured at FVTPL
Business and government	105	–	(2)	(1)	–	–	178	(19)	261
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	640	(2)	26	3	–	–	334	(23)	978
Derivative instruments
Interest rate	51	–	17	–	–	(5)	–	–	63
Foreign exchange	–	–	–	–	–	–	–	–	–
Credit	44	–	2	–	–	–	–	–	46
Equity	6	–	6	–	7	–	–	–	19
Total assets	$916	$(2)	$32	$(2)	$393	$(5)	$631	$(65)	$1,898
Deposits and other liabilities (4)	$(416)	$2	$(13)	$–	$(3)	$4	$(30)	$126	$(330)
Derivative instruments
Interest rate	(1,028)	–	(155)	–	–	129	–	38	(1,016)
Foreign exchange	(4)	–	(32)	–	–	–	–	–	(36)
Credit	(50)	–	(1)	–	–	–	–	–	(51)
Equity	(1)	–	–	–	(5)	–	(11)	–	(17)
Total liabilities	$(1,499)	$2	$(201)	$–	$(8)	$133	$(41)	$164	$(1,450)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Comprises unrealized gains and losses relating to the assets and liabilities held at the end of the reporting period.
(3)	Foreign exchange translation on debt securities and loans measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(4)
Includes deposits designated at FVTPL of $276 million (April 30, 2025: $208 million), net bifurcated embedded derivative liabilities of $323 million (April 30, 2025: $111 million) and other liabilities designated at FVTPL of $32 million (April 30, 2025: $11 million).

Financial instruments designated at FVTPL (FVO)
A net gain of $14 million, net of hedges for the three months ended April 30, 2026 (a net gain of $40 million and a net gain of $20 million for the three months ended January 31, 2026 and April 30, 2025, respectively), which is included in the interim consolidated statement of income under Gains (losses) from financial instruments measured/designated at FVTPL, net,

was recognized for FVO assets and FVO liabilities. A net gain of $
54
million, net of hedges for the six months ended April 30, 2026 was recognized for FVO assets and FVO liabilities (a net gain of $
52
million for the six months ended April 30,
2025).
The fair value of a FVO liability reflects the credit risk relating to that liability. For those FVO liabilities for which we believe changes in our credit risk would impact the fair value from the note holders’ perspective, the related fair value changes were recognized in OCI.